Stockholders' Equity - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic weighted average number of shares outstanding (in shares)									95,644,639	101,154,030	104,684,812
Diluted weighted average number of shares outstanding, including dilutive stock options (in shares)									96,053,959	101,590,351	104,837,470
Net income	$ 42,498	$ 39,050	$ 40,361	$ 38,407	$ 40,561	$ 37,910	$ 38,657	$ 40,236	$ 160,316	$ 157,364	$ 151,505
Basic earnings per share (in dollars per share)	$ 0.46	$ 0.41	$ 0.42	$ 0.39	$ 0.41	$ 0.38	$ 0.38	$ 0.39	$ 1.68	$ 1.56	$ 1.45
Diluted earnings per share (in dollars per share)	$ 0.45	$ 0.41	$ 0.42	$ 0.39	$ 0.41	$ 0.37	$ 0.38	$ 0.39	$ 1.67	$ 1.55	$ 1.45
Warrant
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average call options and warrants (in shares)									340,016	352,171	100,211
Equity Option
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average call options and warrants (in shares)									69,304	84,150	52,447